Discontinued operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Discontinued operations	Discontinued operations:
On October 14, 2020, the Corporation completed an agreement to sell the remaining UAV business assets of its subsidiary, Ballard Unmanned Systems, for gross cash proceeds of $1,000,000. Net proceeds from the sale were $988,000 after deducting for working capital adjustments and legal and other expenses. Pursuant to the Asset Purchase Agreement, all employees of the Ballard Unmanned Systems subsidiary were transitioned to the purchaser along with all inventory, property, plant and equipment and intangible assets.

The Ballard Unmanned Systems subsidiary has been classified and accounted for as a discontinued operation. The historic operating results of the UAV market for both 2020 and 2019 have been removed from continued operating results and are instead presented separately in the statement of comprehensive loss as loss from discontinued operations.

During the year ended December 31, 2020, the Corporation recorded a gain on sale of these assets of $168,000.

Total proceeds	$1,000
Less: Disposition costs	(12)
Net proceeds	988
Less: Net book value of disposed assets	(820)
Gain on sale of UAV assets	$168

During the year ended December 31, 2019, the Corporation recorded an additional loss on sale of assets of $2,000,000 related to the divestiture of certain assets of its subsidiary, Ballard Unmanned Systems, after adjusting the estimated amount of variable consideration from $2,000,000 to $nil. Proceeds on disposal of these assets included repayment of a note receivable of $2,132,000 collected in September 2019.
7.    Discontinued operations (cont'd):
The following is a final calculation of the disposed assets:

December 31,
2020
Inventories	$221
Prepaid expenses and other current assets	29
Property, plant, and equipment	48
Intangible assets	512
Goodwill	10
Net disposed assets	$820

Net loss from discontinued operations for the years ended December 31, 2020 and 2019 is comprised of the following:

	2020	2019
Product and service revenues	$262	$604
Cost of product and service revenues	223	347
Gross margin	$39	$257

Total operating expenses	(2,115)	(2,204)
Finance income and other	—	188
Gain (loss) on sale of assets	168	(2,000)
Net loss from discontinued operations	$(1,908)	$(3,759)

Net cash flows from discontinued operations for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Cash used in operating activities	$(1,607)	$(1,412)
Cash provided by investing activities	957	2,125
Cash used in financing activities	(20)	(6)
Cash provided by (used in) discontinued operations	$(670)	$707